UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR
ASSET-BACKED SECURITIES

Commission File Number of issuing entity: 333-261801-05

Central Index Key Number of the issuing entity: 0001971638

GM FINANCIAL AUTOMOBILE LEASING TRUST 2023-2
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-261801

Central Index Key Number of the depositor: 0001631055

GMF LEASING LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor: 0001002761

AMERICREDIT FINANCIAL SERVICES, INC.
(Exact name of sponsor as specified in its charter)

Randal L. Willis 817-302-7000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION INCLUDED WITH THIS FORM

Item 1 – Asset Data File in accordance with Exhibit 601(b) (102) (17 CFR 229.601(b) (102)).

Item 2 – Asset Related Document in accordance with Exhibit 601(b) (103) (17 CFR 229.601(b) (103)).

EXHIBIT INDEX

Exhibit 102     Asset Data File (Schedule AL)

Exhibit 103    Asset Related Document (Additional Explanatory Disclosure)

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

GM Financial Automobile Leasing Trust 2023-2
(Issuer)

Dated: September 24, 2025

        By:      AmeriCredit Financial Services, Inc. d/b/a GM Financial, as Servicer

        By:     /s/ Randal L. Willis
        Name:     Randal L. Willis
        Title:      Senior Vice President, Securitization &
Conduit Reporting